UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE
Report for the Calender Year or Quarter End: June 30, 2010

Check here if Amendment    { }; Amendment Number:
This Amendment (Check only one): { } is a restatement
             { } adds new holding entries

Institutional Investment Manager Filing this Report

Name:     Admiral Capital Management, LLC
Address:  41 West Putnam Ave Suite 300
Greenwich, CT 06830

13F File Number: 28-12669

The institutional investment manager
filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name:     Kevin Crouchley
Title:    Principal/ Chief Operating Officer
Phone:    203-422-7290
Signature, Place, and Date of Signing:

Kevin Crouchley,Greenwich,CT 06830 July 28, 2010

Report Type ( Check only one):
[x] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934
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FORM 13F SUMMARY PAGE

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS: 0

FORM 13F INFORMATION TABLE ENTRY TOTAL: 28

FORM 13F INFORMATION TABLE VALUE TOTAL: $172,254,568.

LIST OF OTHER MANAGERS REPORTING FOR THIS REPORT: NONE
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				FORM 13F INFORMATION TABLE

NAME OF ISSUER			TITLE OF					SH/PRN				VOTING
														AUTHORITY
   				CLASS		CUSIP		VALUE 	 	AMOUNT		S/P	P/C	SOLE

AMERICREDIT CORP               NOTE 2.125%9/13  03060RAR2       2162500.         2500           S                None
ANNALY CAPITAL MGMT            NOTE 4.00% 2/15  035710AA0      13309400.        13000           S                None
CHELSEA THERAPEUTICS INTL      COM              163428105        107230.        36600           S               36600
CORE LABORATORIES LP           NOTE 0.25% 10/11 21868FAB9      12069000.         7500           S                None
CITIGROUP                      COM              172967101        376000.       100000           S              100000
ENZON PHARMACEUTICAL INC       NOTE 4.00% 6/13  293904AE8      17562437.        14425           S                None
FORD MOTOR CO                  NOTE 4.25% 11/16 345370CN8       3112500.         2500           S                None
GOODRICH PETROLEUM             COM              382410405       5890000.       200000           S              200000
GREATBATCH INC                 NOTE 2.25% 6/13  39153LAB2       4512500.         5000           S                None
HARTFORD FINANCIAL SVCS        COM              416515104       1157000.        50000           S               50000
INTERNATIONAL COAL             NOTE 4.00% 4/17  45928HAG1       4513000.         5000           S                None
ISHARES TR                     COM              464287457      16403400.       195000           S              195000
JAMES RIVER COAL               NOTE 4.50%12/15  470355AC2       4528000.         5000           S                None
MASTEC INC                     NOTE 4.00% 6/14  576323AG4       1817400.         2000           S                None
MICRON TECHNOLOGY              COM              595112103       1996848.       235200           S              235200
MOLINA HEALTHCARE              NOTE 3.75%10/14  60855RAA8       3757200.         4000           S                None
NASH FINCH CO                  NOTE 1.63% 3/35  631158AD4       2765041.         6374           S                None
NATL RETAIL PROPERTIES         NOTE 3.95% 9/26  637417AA4      11550000.        11000           S                None
NII HOLDINGS INC               NOTE 3.125%6/12  62913FAJ1      10209312.        10775           S                None
POWERSHARES QQQ TRUST          COM              73935A104       1281300.        30000           S               30000
PROSHARES TRUST                COM              74347W882       3126250.       125000           S              125000
SCHEIN HENRY INC               NOTE 3.00% 8/34  806407AB8      10115000.         8500           S                None
TEVA PHARMACEUTICALS           NOTE 0.25% 2/24  88164RAB3       7581250.         5000           S                None
UAL CORP                       NOTE 4.50% 6/21  902549AH7       9788000.        10000           S                None
uNITED AIRLINES INC            NOTE 12.00%11/13 909279BJ9       1055000.         1000           S                None
UNITED THERAPEUTICS            NOTE  .50% 10/11 91307CAD4       8010000.         6000           S                None
VALEANT PHARMACEUTICALS        NOTE 3.00% 8/10  91911XAB0       8294000.         5000           S                None
WRIGHT MEDICAL GROUP INC       NOTE 2.625%12/14 98235TAA5       5205000.         6000           S                None


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